Derivative financial instruments - Carrying value of derivative instruments (Details) - AUD ($) $ in Millions	Sep. 30, 2020	Sep. 30, 2019
Derivative Assets Held for Trading
Gross derivative assets	$ 55,908	$ 55,038
Impact of netting arrangements	(34,402)	(27,968)
Total of net derivative assets held for trading	21,506	27,070
Derivative Liabilities Held for Trading
Gross derivative liabilities	(57,035)	(56,648)
Impact of netting arrangements	34,819	28,703
Total of net derivative liabilities held for trading	(22,216)	(27,945)
Derivative Assets Held for Hedging
Gross derivative assets	7,427	6,426
Derivative assets, Impact of netting arrangements, Hedging	(5,566)	(3,637)
Total of net derivative assets held for hedging	1,861	2,789
Derivative Liabilities Held for Hedging
Gross derivative liabilities	(10,518)	(7,640)
Derivative liabilities, Impact of netting arrangements, Hedging	9,680	6,489
Total of net derivative liabilities held for hedging	(838)	(1,151)
Total derivatives carrying value, Assets
Gross derivative assets	63,335	61,464
Derivative assets, Impact of netting arrangements	(39,968)	(31,605)
Total of net derivative assets	23,367	29,859
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(67,553)	(64,288)
Derivative liabilities, Impact of netting arrangements	44,499	35,192
Total of net derivative liabilities	(23,054)	(29,096)
Interest rate contracts
Derivative Assets Held for Trading
Gross derivative assets	44,541	38,712
Derivative Liabilities Held for Trading
Gross derivative liabilities	(42,903)	(37,390)
Derivative Assets Held for Hedging
Gross derivative assets	5,916	4,073
Derivative Liabilities Held for Hedging
Gross derivative liabilities	(10,331)	(7,568)
Total derivatives carrying value, Assets
Gross derivative assets	50,457	42,785
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(53,234)	(44,958)
Interest rate contracts | Forward rate agreements
Derivative Assets Held for Trading
Gross derivative assets	14	35
Derivative Liabilities Held for Trading
Gross derivative liabilities	(14)	(36)
Total derivatives carrying value, Assets
Gross derivative assets	14	35
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(14)	(36)
Interest rate contracts | Swap agreements
Derivative Assets Held for Trading
Gross derivative assets	44,366	38,383
Derivative Liabilities Held for Trading
Gross derivative liabilities	(42,724)	(37,051)
Derivative Assets Held for Hedging
Gross derivative assets	5,916	4,073
Derivative Liabilities Held for Hedging
Gross derivative liabilities	(10,331)	(7,568)
Total derivatives carrying value, Assets
Gross derivative assets	50,282	42,456
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(53,055)	(44,619)
Interest rate contracts | Interest rate options
Derivative Assets Held for Trading
Gross derivative assets	161	294
Derivative Liabilities Held for Trading
Gross derivative liabilities	(165)	(303)
Total derivatives carrying value, Assets
Gross derivative assets	161	294
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(165)	(303)
Foreign exchange contracts
Derivative Assets Held for Trading
Gross derivative assets	10,955	15,991
Derivative Liabilities Held for Trading
Gross derivative liabilities	(13,869)	(18,982)
Derivative Assets Held for Hedging
Gross derivative assets	1,511	2,353
Derivative Liabilities Held for Hedging
Gross derivative liabilities	(187)	(72)
Total derivatives carrying value, Assets
Gross derivative assets	12,466	18,344
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(14,056)	(19,054)
Foreign exchange contracts | Spot and forward contracts
Derivative Assets Held for Trading
Gross derivative assets	5,595	6,857
Derivative Liabilities Held for Trading
Gross derivative liabilities	(4,797)	(6,393)
Derivative Assets Held for Hedging
Gross derivative assets	61	181
Derivative Liabilities Held for Hedging
Gross derivative liabilities	(46)	(3)
Total derivatives carrying value, Assets
Gross derivative assets	5,656	7,038
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(4,843)	(6,396)
Foreign exchange contracts | Cross currency swap agreements (principal and interest)
Derivative Assets Held for Trading
Gross derivative assets	4,977	8,934
Derivative Liabilities Held for Trading
Gross derivative liabilities	(8,872)	(12,478)
Derivative Assets Held for Hedging
Gross derivative assets	1,450	2,172
Derivative Liabilities Held for Hedging
Gross derivative liabilities	(141)	(69)
Total derivatives carrying value, Assets
Gross derivative assets	6,427	11,106
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(9,013)	(12,547)
Foreign exchange contracts | Foreign exchange options
Derivative Assets Held for Trading
Gross derivative assets	383	200
Derivative Liabilities Held for Trading
Gross derivative liabilities	(200)	(111)
Total derivatives carrying value, Assets
Gross derivative assets	383	200
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(200)	(111)
Credit default swaps
Derivative Assets Held for Trading
Gross derivative assets	57	83
Derivative Liabilities Held for Trading
Gross derivative liabilities	(59)	(88)
Total derivatives carrying value, Assets
Gross derivative assets	57	83
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(59)	(88)
Credit default swaps | Credit protection bought
Derivative Liabilities Held for Trading
Gross derivative liabilities	(59)	(88)
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(59)	(88)
Credit default swaps | Credit protection sold
Derivative Assets Held for Trading
Gross derivative assets	57	83
Total derivatives carrying value, Assets
Gross derivative assets	57	83
Commodity contracts
Derivative Assets Held for Trading
Gross derivative assets	352	251
Derivative Liabilities Held for Trading
Gross derivative liabilities	(204)	(187)
Total derivatives carrying value, Assets
Gross derivative assets	352	251
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(204)	(187)
Equities
Derivative Assets Held for Trading
Gross derivative assets	3	1
Derivative Liabilities Held for Trading
Gross derivative liabilities		(1)
Total derivatives carrying value, Assets
Gross derivative assets	3	1
Total derivatives carrying value, Liabilities
Gross derivative liabilities		(1)
Parent Entity
Derivative Assets Held for Trading
Gross derivative assets	56,099	55,274
Impact of netting arrangements	(34,521)	(27,968)
Total of net derivative assets held for trading	21,578	27,306
Derivative Liabilities Held for Trading
Gross derivative liabilities	(57,443)	(57,032)
Impact of netting arrangements	35,175	28,703
Total of net derivative liabilities held for trading	(22,268)	(28,329)
Derivative Assets Held for Hedging
Gross derivative assets	6,663	5,614
Derivative assets, Impact of netting arrangements, Hedging	(5,447)	(3,637)
Total of net derivative assets held for hedging	1,216	1,977
Derivative Liabilities Held for Hedging
Gross derivative liabilities	(9,835)	(7,027)
Derivative liabilities, Impact of netting arrangements, Hedging	9,324	6,489
Total of net derivative liabilities held for hedging	(511)	(538)
Total derivatives carrying value, Assets
Gross derivative assets	62,762	60,888
Derivative assets, Impact of netting arrangements	(39,968)	(31,605)
Total of net derivative assets	22,794	29,283
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(67,278)	(64,059)
Derivative liabilities, Impact of netting arrangements	44,499	35,192
Total of net derivative liabilities	(22,779)	(28,867)
Parent Entity | Interest rate contracts
Derivative Assets Held for Trading
Gross derivative assets	44,686	38,818
Derivative Liabilities Held for Trading
Gross derivative liabilities	(43,287)	(37,777)
Derivative Assets Held for Hedging
Gross derivative assets	5,749	3,955
Derivative Liabilities Held for Hedging
Gross derivative liabilities	(9,807)	(7,018)
Total derivatives carrying value, Assets
Gross derivative assets	50,435	42,773
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(53,094)	(44,795)
Parent Entity | Interest rate contracts | Forward rate agreements
Derivative Assets Held for Trading
Gross derivative assets	14	35
Derivative Liabilities Held for Trading
Gross derivative liabilities	(14)	(36)
Total derivatives carrying value, Assets
Gross derivative assets	14	35
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(14)	(36)
Parent Entity | Interest rate contracts | Swap agreements
Derivative Assets Held for Trading
Gross derivative assets	44,511	38,489
Derivative Liabilities Held for Trading
Gross derivative liabilities	(43,108)	(37,438)
Derivative Assets Held for Hedging
Gross derivative assets	5,749	3,955
Derivative Liabilities Held for Hedging
Gross derivative liabilities	(9,807)	(7,018)
Total derivatives carrying value, Assets
Gross derivative assets	50,260	42,444
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(52,915)	(44,456)
Parent Entity | Interest rate contracts | Interest rate options
Derivative Assets Held for Trading
Gross derivative assets	161	294
Derivative Liabilities Held for Trading
Gross derivative liabilities	(165)	(303)
Total derivatives carrying value, Assets
Gross derivative assets	161	294
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(165)	(303)
Parent Entity | Foreign exchange contracts
Derivative Assets Held for Trading
Gross derivative assets	11,001	16,121
Derivative Liabilities Held for Trading
Gross derivative liabilities	(13,893)	(18,979)
Derivative Assets Held for Hedging
Gross derivative assets	914	1,659
Derivative Liabilities Held for Hedging
Gross derivative liabilities	(28)	(9)
Total derivatives carrying value, Assets
Gross derivative assets	11,915	17,780
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(13,921)	(18,988)
Parent Entity | Foreign exchange contracts | Spot and forward contracts
Derivative Assets Held for Trading
Gross derivative assets	5,641	6,987
Derivative Liabilities Held for Trading
Gross derivative liabilities	(4,821)	(6,389)
Derivative Assets Held for Hedging
Gross derivative assets	14	46
Derivative Liabilities Held for Hedging
Gross derivative liabilities	(19)	(3)
Total derivatives carrying value, Assets
Gross derivative assets	5,655	7,033
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(4,840)	(6,392)
Parent Entity | Foreign exchange contracts | Cross currency swap agreements (principal and interest)
Derivative Assets Held for Trading
Gross derivative assets	4,977	8,934
Derivative Liabilities Held for Trading
Gross derivative liabilities	(8,872)	(12,479)
Derivative Assets Held for Hedging
Gross derivative assets	900	1,613
Derivative Liabilities Held for Hedging
Gross derivative liabilities	(9)	(6)
Total derivatives carrying value, Assets
Gross derivative assets	5,877	10,547
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(8,881)	(12,485)
Parent Entity | Foreign exchange contracts | Foreign exchange options
Derivative Assets Held for Trading
Gross derivative assets	383	200
Derivative Liabilities Held for Trading
Gross derivative liabilities	(200)	(111)
Total derivatives carrying value, Assets
Gross derivative assets	383	200
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(200)	(111)
Parent Entity | Credit default swaps
Derivative Assets Held for Trading
Gross derivative assets	57	83
Derivative Liabilities Held for Trading
Gross derivative liabilities	(59)	(88)
Total derivatives carrying value, Assets
Gross derivative assets	57	83
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(59)	(88)
Parent Entity | Credit default swaps | Credit protection bought
Derivative Liabilities Held for Trading
Gross derivative liabilities	(59)	(88)
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(59)	(88)
Parent Entity | Credit default swaps | Credit protection sold
Derivative Assets Held for Trading
Gross derivative assets	57	83
Total derivatives carrying value, Assets
Gross derivative assets	57	83
Parent Entity | Commodity contracts
Derivative Assets Held for Trading
Gross derivative assets	352	251
Derivative Liabilities Held for Trading
Gross derivative liabilities	(204)	(187)
Total derivatives carrying value, Assets
Gross derivative assets	352	251
Total derivatives carrying value, Liabilities
Gross derivative liabilities	(204)	(187)
Parent Entity | Equities
Derivative Assets Held for Trading
Gross derivative assets	3	1
Derivative Liabilities Held for Trading
Gross derivative liabilities		(1)
Total derivatives carrying value, Assets
Gross derivative assets	$ 3	1
Total derivatives carrying value, Liabilities
Gross derivative liabilities		$ (1)